TAXATION (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2012 Beijing Champion Hi-Tech Co Ltd (Beijing Champion) [Member]	Sep. 30, 2012 Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]	Sep. 30, 2009 Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]	Sep. 30, 2008 Beijing Champion Distance Education Technology Co Ltd (Champion Technology) [Member]
Income Tax Disclosure [Line Items]
Income tax rate	25.00%
Preferential income tax rate				15.00%	15.00%	7.50%	7.50%
Unrecognized tax benefits	$ 173	$ 170	$ 162
Withholding tax on undistributed earnings	$ 634